SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of September 30, 2015 and 2014, as they would be anti-dilutive:

	Nine months ended September 30,
	2015	2014
Shares underlying options outstanding	8,921,695	8,425,095
Shares underlying warrants outstanding	26,019,583	19,897,928
Shares underlying convertible notes outstanding	276,936	268,117
	35,218,214	28,591,140

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2014 and 2013, as they would be anti-dilutive:

	Year Ended December 31,
	2014	2013
Shares underlying options outstanding	8,685,095	6,050,623
Shares underlying warrants outstanding	19,897,928	10,216,597
Shares underlying convertible notes outstanding	270,339	261,519
	28,853,362	16,528,739